CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Property, plant and equipment, accumulated depreciation and amortization	$ 421	$ 398
Preferred stock, par or stated value per share		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	342,000,000	362,000,000	388,000,000
Common stock, shares outstanding	342,000,000	362,000,000	388,000,000
Science Applications International Corporation [Member]
Property, plant and equipment, accumulated depreciation and amortization	$ 421	$ 398
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	10,000	10,000	10,000
Common stock, shares issued	5,000	5,000	5,000
Common stock, shares outstanding	5,000	5,000	5,000